Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	29
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 14, 2015
Closing Date:		September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$173,225,382.04	0.6793152	$155,388,902.48	0.6093682	$17,836,479.56
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$325,235,382.04	0.3210584	$307,398,902.48	0.3034510	$17,836,479.56

Weighted Avg. Coupon (WAC)	3.12%		3.12%
Weighted Avg. Remaining Maturity (WARM)	31.78		30.88
Pool Receivables Balance	$351,830,584.53		$333,289,365.45
Remaining Number of Receivables	36,210		35,468

Adjusted Pool Balance	$340,545,368.59		$322,708,889.03

III. COLLECTIONS

Principal:
Principal Collections	$17,799,809.56
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$287,512.23
Total Principal Collections	$18,087,321.79

Interest:
Interest Collections	$936,093.86
Late Fees & Other Charges	$50,515.46
Interest on Repurchase Principal	$-
Total Interest Collections	$986,609.32

Collection Account Interest	$15,058.79
Reserve Account Interest	$2,551.72
Servicer Advances	$-

Total Collections	$19,091,541.62

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	29
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$19,091,541.62
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$19,091,541.62

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$293,192.15	$-	$293,192.15	293,192.15
Collection Account Interest					$15,058.79
Late Fees & Other Charges					$50,515.46
Total due to Servicer					$358,766.40

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$210,757.55		$210,757.55
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$334,808.72		$334,808.72	334,808.72

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$18,247,557.33

9. Regular Principal Distribution Amount:					17,836,479.56

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$17,836,479.56
Class A-4 Notes				$-
Class A Notes Total:		$17,836,479.56		$17,836,479.56
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$17,836,479.56		$17,836,479.56

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					411,077.77

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,285,215.94
Beginning Period Amount	$11,285,215.94
Current Period Amortization	$704,739.52
Ending Period Required Amount	$10,580,476.42
Ending Period Amount	$10,580,476.42
Next Distribution Date Required Amount	$9,899,871.48

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	29
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.50%	4.74%	4.74%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.49%	34,934	98.14%	$327,092,417.37
30 - 60 Days	1.14%	403	1.38%	$4,590,978.33
61 - 90 Days	0.30%	106	0.40%	$1,330,254.21
91-120 Days	0.07%	25	0.08%	$275,715.54
121 + Days	0.00%	0	0.00%	$-
Total		35,468		$333,289,365.45

Delinquent Receivables 30+ Days Past Due
Current Period	1.51%	534	1.86%	$6,196,948.08
1st Preceding Collection Period	1.54%	559	1.90%	$6,672,282.63
2nd Preceding Collection Period	1.46%	538	1.83%	$6,755,677.49
3rd Preceding Collection Period	1.53%	573	1.87%	$7,268,231.73
Four-Month Average	1.51%		1.86%

Repossession in Current Period		41		$352,672.24
Repossession Inventory		94		$263,042.01

Current Charge-Offs
Gross Principal of Charge-Offs				$741,409.52
Recoveries				$(287,512.23)
Net Loss				$453,897.29

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.55%

Average Pool Balance for Current Period				$342,559,974.99

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.59%
1st Preceding Collection Period				0.99%
2nd Preceding Collection Period				1.20%
3rd Preceding Collection Period				0.69%
Four-Month Average				1.12%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		58	1,832	$24,504,401.42
Recoveries		43	1,558	$(12,698,690.65)
Net Loss				$11,805,710.77
Cumulative Net Loss as a % of Initial Pool Balance				1.11%

Net Loss for Receivables that have experienced a Net Loss *		41	1,365	$11,839,546.64
Average Net Loss for Receivables that have experienced a Net Loss				$8,673.66

Principal Balance of Extensions				$985,541.16
Number of Extensions				75

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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